Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

	June 30, 2023	December 31, 2022
Accounts receivable	$67,875	$99,040
Allowance for doubtful accounts	(716)	(1,006)
Accounts receivables, net	$67,159	$98,034

For the six months ended June 30, 2023 and 2022, the movement of allowance for doubtful accounts was presented in the following table:

	June 30, 2023	June 30, 2022
Opening balance	$1,006	$635
Provision of allowance for doubtful accounts	1,111	201
Writing off allowance for doubtful accounts	(1,374)	-
Foreign exchange adjustment	(27)	(39)
Ending balance	$716	$797